Sales and marketing expenses (Detail) - Sales and marketing expenses [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016
Sales and marketing expenses [line items]
Purchase of goods and services	€ (9,775)	€ (8,035)	€ (7,450)
Depreciation, amortization and impairment	(725)	(505)	(563)
Payroll expenses	(35,585)	(30,175)	(27,828)
Other	(218)	(220)	(312)
Total	€ (46,303)	€ (38,935)	€ (36,153)

[1]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.